Particulars of Principal Subsidiaries	12 Months Ended
Dec. 31, 2025
Particulars of Principal Subsidiaries
Particulars of Principal Subsidiaries

2. Particulars of Principal Subsidiaries

		Equity interest attributable
	Place of	to the Group
	establishment	December 31,
Name	and operations	2025	2024	Principal activities
Subsidiaries
HUTCHMED Limited	PRC	99.75%	99.75%	Research, development, manufacture and commercialization of pharmaceutical products
HUTCHMED International Corporation	US	99.75%	99.75%	Provision of professional, scientific and technical support services
Shanghai Hutchison Whampoa Pharmaceutical Sales Limited	PRC	50.87%	50.87%	Provision of sales, distribution and marketing services to pharmaceutical manufacturers
Hutchison Healthcare Limited	PRC	100%	100%	Manufacture and distribution of healthcare products